Earnings per share - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [line items]
Diluted earnings per share (in dollars per share)	$ 0.52	$ (0.57)	[1]	$ 0.01	[1]
Anti-dilutive securities excluded (in shares)	0	0
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)	236,590	236,590		236,590

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.